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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2006

Date of reporting period: January 1, 2006 to December 31, 2006

Item 1.	Reports to Stockholders.

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2006

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a share class of the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first line under each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each share class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each share class of the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/06 to 12/31/06)
Administrative Shares
Actual	$1,000.00	$1,022.60	0.95%	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.42	0.95	4.84
Institutional Shares
Actual	1,000.00	1,025.10	0.45	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.45	2.30

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$270,524,252
Receivables:
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets.	270,525,236

LIABILITIES
Payables:
Distribution to shareholders	1,046,583
Accrued Trustees fees	4,048
Accrued Administration fees (Note 2)	266,162
Accrued Shareholder servicing fees	110,930
Other accrued expenses	84,246

Total Liabilities	1,511,969

NET ASSETS	$269,013,267

Net assets consist of:
Paid-in capital	269,012,761
Undistributed net investment income	507
Accumulated net realized loss	(1)

NET ASSETS	$269,013,267

Administrative Shares
Net assets	$183,046,664

Shares outstanding	183,044,468

Net asset value and offering price per share	$1.00

Institutional Shares
Net assets	$85,966,603

Shares outstanding	85,966,589

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$11,711,508
Expenses(a)	(169,168)

Net investment income allocated from Master Portfolio	11,542,340

FUND EXPENSES (Note 2)
Administration fees	1,090,846
Shareholder servicing fees - Administrative Shares	411,611
Fund accounting & transfer agent fees	88,508
Legal fees	47,613
Audit fees	15,960
Printing costs	55,586
Registration costs	135,241
Trustees fees	25,124

Total fund expenses	1,870,489

Fees reimbursed by Hewitt Associates LLC (Note 2)	(197,702)

Total Net Expenses	1,672,787

NET INVESTMENT INCOME	9,869,553

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	58

Net gain on investments	58

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,869,611

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $60,888.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,869,553	$2,726,455
Net realized gain	58	499

Net increase in net assets resulting from operations	9,869,611	2,726,954

Distributions to shareholders:
From net investment income
Administrative Shares	(6,871,113)	(2,726,698)
Institutional Shares	(3,001,078)	—

	(9,872,191)	(2,726,698)

Total distributions to shareholders	(9,872,191)	(2,726,698)

Capital share transactions (Note 3):
Net capital share transactions
Administrative Shares	53,584,139	36,091,928
Institutional Shares	85,966,589	—

Net increase in net assets resulting from capital share transactions	139,550,728	36,091,928

Increase in net assets	139,548,148	36,092,184
NET ASSETS:
Beginning of year	129,465,119	93,372,935

End of year	$269,013,267	$129,465,119

Undistributed net investment income included in net assets at end of year	$507	$2,614

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Administrative Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.04	0.02	0.00	(a)	0.00	(a)	0.01

Total from investment operations	0.04	0.02	0.00		0.00		0.01

Less distributions from:
Net investment income	(0.04)	(0.02)	(0.00	)(a)	(0.00	)(a)	(0.01)

Total distributions	(0.04)	(0.02)	(0.00)		(0.00)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total return	4.22%	2.37%	0.49%		0.31%		0.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$183,047	$129,465	$93,373		$89,976		$77,505
Ratio of net expenses to average net assets(b)	0.95%	0.95%	0.95%		0.95%		0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)	1.06%	1.15%	1.18%		1.19%		1.34%
Ratio of net investment income to average net assets(b)	4.17%	2.41%	0.50%		0.30%		0.98%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(b)	4.06%	2.21%	0.27%		0.06%		0.59%

(a)	Rounds to less than $0.01.

(b)	Ratio reflects the net expenses of both the Fund and its corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Institutional Shares Period from Apr. 12, 2006(a) to Dec. 31, 2006
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.03

Total from investment operations	0.03

Less distributions from:
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$1.00

Total return	3.54	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,967
Ratio of net expenses to average net assets(c)	0.45%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(c)	0.54%
Ratio of net investment income to average net assets(c)	4.84%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(c)	4.75%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. Ratio reflects the net expenses of both the Fund and its corresponding Master Portfolio

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

These financial statements relate only to the Administrative and Institutional Shares of the Fund. Both classes of shares have equal rights to assets and earnings, and differ principally in administration fees and shareholder servicing fees. Income, realized gains and losses and expenses of the Fund that are not directly attributable to a specific class of shares are prorated between the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the percentage of net assets of the Master Portfolio held by the Fund (3.91% as of December 31, 2006).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2006.

As of December 31, 2006, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $528, Capital Losses and Other Losses of $22.

The tax character of distributions paid during 2006 and 2005 for the Fund were as follows: ordinary income of $9,872,191 and $2,726,698, respectively.

From November 1, 2006 to December 31, 2006, the Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the loss of $22 and treat it as arising in the year ended December 31, 2007.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Administrative Shares average daily net assets and 0.30% of the Institutional Shares average daily net assets for these services. Hewitt Associates has agreed to waive its fees or absorb expenses of the Fund to the extent necessary so that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, do not exceed 0.95% of the average daily net assets of the Administrative Shares and 0.45% of the average daily net assets of the Institutional Shares of the Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2006, Hewitt Associates reimbursed the Fund $156,533 and $41,169, for the Administrative Shares and Institutional Shares, respectively, for expenses related to this agreement.

Beginning May 1, 2006, Hewitt Associates and Barclays Global Investors N.A. (“BGI”) have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Hewitt Financial Services LLC serves as the Distributor of the Fund. Hewitt Financial Services LLC does not receive a fee from the Fund for its distribution services.

Hewitt Financial Services LLC also serves as the Shareholder Servicing Agent for the Fund’s Administrative Shares. As Shareholder Servicing Agent, Hewitt Financial Services LLC is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through Hewitt Financial Services LLC. In addition, Hewitt Financial Services LLC sends all shareholder communications relating to the Administrative Shares to shareholders or arranges for these materials to be sent. For these services, the Fund pays Hewitt Financial Services LLC a monthly fee calculated at an annual rate of 0.25% of the Administrative Shares’ average daily net assets.

The Hewitt Series Trust pursues its investment objectives by investing in the Money Market Master Portfolio, which is a series of the Master Investment Portfolio. The Money Market Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. Barclays Global Fund Advisors, Inc. serves as the Portfolio’s investment advisor. As such, the Trust does not itself have an investment advisor.

3. Capital Share Transactions

As of December 31, 2006, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares for the Administrative and Institutional Shares of the Fund were as follows:

Administrative Shares

	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	138,970,086	$138,970,086	116,045,897	$116,045,897
Shares issued in reinvestments of dividends	6,546,662	6,546,662	2,464,724	2,464,724
Shares redeemed	(91,932,609)	(91,932,609)	(82,418,693)	(82,418,693)

Net increase	53,584,139	$53,584,139	36,091,928	$36,091,928

Institutional Shares

	Year Ended December 31, 2006(a)
	Shares	Amount
Shares Issued and Redeemed:
Shares sold	139,003,119	$139,003,119
Shares issued in reinvestments of dividends	2,638,058	2,638,058
Shares redeemed	(55,674,588)	(55,674,588)

Net increase	85,966,589	$85,966,589

(a)	For the period from April 12, 2006 (commencement of operations) to December 31, 2006.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

4. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund, the fund comprising Hewitt Series Trust (the “Fund”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2006. The Hewitt Money Market Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the SEC’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

Trustees and Officers Information List (Unaudited)

Disinterested Trustees*

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships

Don Hunt, age 68 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Retired	Chairman and Director, ADA Business Enterprises, Inc.; Director, Vision III Imaging, Inc.

John Oliverio, age 54 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Ministries, Inc.; Director, United Health System; Director, Affinity Health System; Director, All Saints Health System; Director, Covenant Healthcare System; Director, Wheaton Franciscan Services, Inc.

Interested Trustees** and Officers

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships

E. Scott Peterson, 53 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	President and Trustee**, since February 2007 and July 7, 1998, respectively	Consultant, Hewitt Associates LLC	None

Peter E. Ross, 47 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Secretary and Chief Compliance Officer, since July 7, 1998 and 2004, respectively	Assistant Secretary and Chief Compliance Officer, Hewitt Financial Services LLC; Assistant Secretary, Hewitt Associates LLC; Consultant and Attorney, Hewitt Associates LLC	None

Douglas S. Keith, 41 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005	Financial Consultant, Hewitt Associates LLC; Divisional Controller, Emerson Electric Co.	None

Each Trustee oversees 2 funds within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.

**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER—26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments—Continued

Security	Face Amount	Value
MEDIUM-TERM NOTES—2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	$70,000,000	$70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS—30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non-U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments—Continued

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	$50,000,000	$50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non-U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments—Continued

Security	Face Amount	Value
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	$50,000,000	$50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

TIME DEPOSITS—1.01%
Rabobank Nederland NV
5.25%, 01/02/07	70,189,000	70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES—37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments—Continued

Security	Face Amount	Value
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	$33,000,000	$33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Schedule of Investments—Continued

Security	Face Amount	Value
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	$15,000,000	$15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000
Societe Generale
5.34%, 07/02/07(a)	30,000,000	30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities— 0.34%		23,521,880

NET ASSETS—100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$4,801,443,009
Repurchase agreements, at value and cost (Note 1)	2,100,000,000

Total investments in securities	6,901,443,009
Cash	291
Receivables:
Interest	23,984,641

Total Assets	6,925,427,941

LIABILITIES
Payables:
Investment advisory fees (Note 2)	438,446
Accrued expenses	24,606

Total Liabilities	463,052

NET ASSETS	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$331,165,036

Total investment income	331,165,036

EXPENSES (Note 2)
Investment advisory fees	6,536,796
Professional fees	41,107
Independent trustees’ fees	27,466

Total expenses	6,605,369
Less expense reductions (Note 2)	(1,585,927)

Net expenses	5,019,442

NET INVESTMENT INCOME	326,145,594

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	1,615

Net realized gain	1,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,147,209

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$326,145,594	$237,180,094
Net realized gain	1,615	35,169

Net increase in net assets resulting from operations	326,147,209	237,215,263

Interestholder transactions:
Contributions	38,273,990,665	58,641,619,347
Withdrawals	(37,977,755,985)	(58,107,077,434)

Net increase in net assets resulting from interestholder transactions	296,234,680	534,541,913

Increase in net assets	622,381,889	771,757,176
NET ASSETS:
Beginning of year	6,302,583,000	5,530,825,824

End of year	$6,924,964,889	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees in the amount of $1,585,927 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

4. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets	0.08%	0.05%	0.05%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%	1.15%	1.80%
Total return	5.13%	3.28%	1.39%	1.16%	1.84%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)—Continued

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of BGIF; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006)	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of MIP due to his affiliations with BGFA, the investment adviser of the Master Portfolio, BGI, the parent company of BGFA and the administrator of the Master Portfolio, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

$21,525 and $16,500 are the aggregate fees billed for the 2005 and 2006 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0* and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees

$8,610 and $4,630 are the aggregate fees billed for the 2005 and 2006 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0* and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4

*	The fees billed for the 2005 fiscal year for services provided to registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant, under (b) and (c) above have been revised from that shown in Items 4(b) and 4(c) in registrant’s Form N-CSR for the period ending December 31, 2005. In that Form N-CSR, fees for services that were unrelated to the operations and financial reporting of the registrant inadvertently had been included.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $8,610 and $4,630 are the aggregate non-audit fees billed for the 2005 and 2006 fiscal years respectively for services rendered by the principal accountant to the registrant. $686,180 and $1,314,861 are the aggregate non-audit fees billed for the 2005 and 2006 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc. that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date February 22, 2007

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date February 22, 2007